Related Party Disclosures - Schedule of Remuneration of Directors and Key Management Personnel (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Remuneration of Directors and Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,320,829	$ 1,512,519
Post-employment benefits
Share-based payments	48,472,873	25,409,893
Long-term employee benefits
Key management personnel	$ 49,793,702	$ 26,922,412